ING VARIABLE PRODUCTS TRUST

ING VP MidCap Opportunities Portfolio

(“Portfolio”)

Supplement dated August 22, 2008

to the Portfolio’s Adviser Class (“ADV Class”) shares’ Prospectus, Class I shares’ Prospectus and

Class S shares’ Prospectus each dated April 28, 2008

Effective August 13, 2008, Uri Landesman replaced Richard Welsh as portfolio manager to the Portfolio.

1.             All references to Richard Welsh as a portfolio manager to the Portfolio are hereby deleted and replaced with Uri Landesman.

2.             The second and third paragraphs under the section entitled “Management of the Portfolios – Adviser and Sub-Advisers – ING VP MidCap Opportunities Portfolio” on page 13 of the ADV Class Prospectus, page 21 of the Class I Prospectus and page 20 of the Class S Prospectus are hereby deleted in their entirety and replaced with the following:

Uri Landesman, Portfolio Manager, is Head of Global Growth Equities for ING IM and has co-managed the Portfolio since August, 2008.  Mr. Landesman joined ING IM in 2006 from Federated Investors, where he was most recently director of global equity research.  During his tenure at Federated Investors (which began in 2003), he managed three international large-cap growth funds as well as two global core funds.  Prior to working at Federated Investors, he served as an investment professional with Arlington Capital Management.  Mr. Landesman has over 20 years of experience and began his career at Sanford C. Bernstein & Co.

Jeff Bianchi, Portfolio Manager, joined ING IM in 1994 and has co-managed the Portfolio since July 2005.  Before assuming his current responsibilities, he provided quantitative analysis for the firm’s small-capitalization equity strategies.  Mr. Bianchi has over 12 years of investment management experience.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING VARIABLE PRODUCTS TRUST

ING VP MidCap Opportunities Portfolio

(“Portfolio”)

Supplement dated August 22, 2008

to the Adviser Class (“ADV Class”), Class I and Class S shares’

Statement of Additional Information (“SAI”) dated April 28, 2008

Effective August 13, 2008 Uri Landesman replaced Richard Welsh as portfolio manager to the Portfolio.

1.             All references to Richard Welsh as a portfolio manager to the Portfolio are hereby deleted and replaced with Uri Landesman.

2.             The table in the section entitled “Portfolio Managers – Financial Services Portfolio, High Yield Bond Portfolio, International Value Portfolio, SmallCap Opportunities Portfolio and MidCap Opportunities Portfolio - Other Accounts Managed” on page 61 of the ADV Class, Class I and Class S SAI is hereby deleted in its entirety and replaced with the following:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts*	Total Assets
Jeff Bianchi (1)	3	$875,394,686	4	$143,748,792	45	$2,108,312,607
Robert M. Kloss	2	$300,422,313	0	$0	0	$0
Randall Parrish	2	$221,241,834	3	$2,536,931,844	0	$0
Steven L. Rayner	2	$300,422,313	0	$0	0	$0
Steve Salopek	4	$1,031,899,593	4	$108,245,596	5	$453,578,463
Philip A. Schwartz	1	$532,754,029	0	$0	11	$24,841,504
Uri Landesman(1)	5	$1,144,824,868	4	$143,748,792	57	$2,140,497,241

*  There were no accounts for which an advisory fee is based on performance.

(1)  As of August 13, 2008.

3.             The table in the section entitled “Portfolio Managers – Financial Services Portfolio, High Yield Bond Portfolio, International Value Portfolio, SmallCap Opportunities Portfolio and MidCap Opportunities Portfolio – Portfolio Managers Ownership of Securities” on page 62 of the ADV Class, Class I and Class S shares SAI is hereby deleted in its entirety and replaced with the following:

Portfolio Manager	Dollar Range of Portfolio Shares Owned
Jeff Bianchi (1)	None
Robert M. Kloss	None
Randall Parrish	None
Steven L. Rayner	None
Steve Salopek	None
Philip A. Schwartz	None
Uri Landesman(1)	None

(1) As of August 13, 2008.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE